Note 4 - Fair Value Measurements - Schedule of Fair Value Liabilities With Unobservable Inputs 1 (Details) (Parentheticals)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
The 2024 Convertible Notes [Member]
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Convertible Debt, Fair Value Adjustment	Convertible Debt, Fair Value Adjustment
OID Notes [Member]
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Convertible Debt, Fair Value Adjustment	Convertible Debt, Fair Value Adjustment
Total Notes [Member]
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Convertible Debt, Fair Value Adjustment	Convertible Debt, Fair Value Adjustment